Asset Purchase Agreement	9 Months Ended
Sep. 30, 2013
Asset Purchase Agreement
Asset Purchase Agreement

Note 3: Asset Purchase Agreement

On January 9, 2013 the Company entered into an asset purchase agreement (“Asset Purchase Agreement”) with Oktet Bilişim Danışmanlık Organizayon Reklamcılık Limited Şirketi, a Turkish corporation (“Octeth”). Pursuant to the Asset Purchase Agreement, the Company acquired from Octeth certain tangible assets, including servers and devices, intangible assets related to PreviewMyEmail.com, along with customer and co-location contracts, in exchange for $160,000 cash. This asset purchase agreement did not constitute a business combination for which purchase accounting would apply and therefore the purchase price was allocated to the assets acquired based on their estimated fair value.